Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) (USD $)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash And Cash Equivalents [Abstract]
Cash on hand and at banks	$ 15,942,867	$ 24,551,490
Money market funds	6,877,433	7,833,886
Total cash and cash equivalents	$ 22,820,300	$ 32,385,376	$ 39,792,733	$ 19,205,184